Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Computer hardware and purchased software	$ 252,275	$ 309,667
Leasehold improvements	221,666	221,666
Furniture and fixtures	82,722	88,322
Property and equipment, gross	556,663	619,655
Less: accumulated depreciation and amortization	(541,903)	(600,872)
Property and equipment, net	$ 14,760	$ 18,783